Commitments, contingencies and operating risks - Credit related commitments (Details) - RUB (₽) ₽ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments, contingencies and operating risks
Number of days without use of card to cancel credit offer and cut limits	120 days
Unused limits on instalment card loans	₽ 26.8	₽ 30.1